Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.21	Year ended 31.12.20
	£m	£m
Opening balance as at 1 January	16,341	18,156
Issuances	1,734	1,438
Redemptions	(4,534)	(3,464)
Other	(702)	211
Closing balance	12,839	16,341